UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2015	(Unaudited)

	Shares	Value (000)
Common Stock (92.9%)
Automotive (7.2%)
Federal-Mogul*	702,329	$9,503
Spartan Motors	825,000	4,298

		13,801

Aviation (2.5%)
Fly Leasing Ltd. ADR	356,230	4,741

Basic Industry (7.3%)
Harsco	225,000	3,321
Mueller Industries	334,000	10,484

		13,805

Chemicals (2.9%)
Huntsman	250,000	5,490

Diversified Financials (2.0%)
Dundee, Cl A*(1)	400,000	3,784

Energy (11.5%)
Approach Resources*	440,000	2,759
Halliburton	83,000	3,319
Noble Corp.	200,000	3,244
Oil States International*	40,000	1,643
Paragon Offshore PLC	66,666	139
Range Resources	165,000	7,635
Weatherford International Ltd.*	300,000	3,099

		21,838

Fertilizer (2.6%)
Agrium	47,000	5,013

Financial Services (2.4%)
Leucadia National	200,000	4,534

Health Care (2.3%)
Hanger Orthopedic*	200,000	4,316

Industrial/Manufacturing (9.8%)
Actuant, Cl A	100,000	2,311
AZZ	170,000	7,172
Mettler-Toledo International*	18,000	5,471
Navigator Holdings Ltd.*	225,000	3,751

		18,705

Miscellaneous Consumer (12.2%)
Jarden*	180,000	8,644
Prestige Brands Holdings*	428,525	14,681

		23,325

Paper (6.3%)
Neenah Paper	210,000	12,050

Real Estate Investment Trust (3.6%)
Rouse Properties	370,000	6,878

Schedule of Investments	FMC Strategic Value Fund

January 31, 2015	(Unaudited)

	Shares	Value (000)
Recreation/Leisure (4.1%)
Drew Industries*	115,000	$5,782
Thor Industries	35,000	1,972

		7,754

Services (6.0%)
ARC Document Solutions*	261,150	2,395
Civeo	80,000	234
United Stationers	219,269	8,839

		11,468

Technology (6.9%)
MTS Systems	65,000	4,698
Polycom*	327,000	4,349
Tech Data*	70,000	3,997

		13,044

Transportation Equipment (3.3%)
Commercial Vehicle Group*	600,000	3,318
Titan International	335,200	2,997

		6,315

Total Common Stock
(Cost $120,509)		176,861

Short-Term Investment (7.0%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.001%(2)
(Cost $13,418)	13,418,396	13,418

Total Investments (99.9%)
(Cost $133,927)†		$190,279

Percentages are based on Net Assets (in thousands) of $190,424.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

†	As of January 31, 2015, the tax basis cost of the Fund’s investments was $133,927 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $69,125 and $(12,773), respectively.

As of January 31, 2015, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015